Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (25,312)	[1]	$ (16,696)	[1]	$ (12,409)
Ending balance	(37,984)		(25,312)	[1]	(16,696)	[1]
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(46,189)		(31,555)		(24,821)
Additions/Amortization	19,747		14,640		8,772
Disposals, Cost (Depreciation and impairment)	0		(14)		(2,045)
Exchange difference	167		8		7
Ending balance	(66,103)		(46,189)		(31,555)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	20,877		14,859		12,412
Additions/Amortization	7,051		6,018		4,279
Provision for impairment	148
Disposals, Cost (Depreciation and impairment)	0		8		1,838
Exchange difference	43		8		6
Ending balance	28,119		20,877		14,859
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(13,548)		(8,982)		(5,037)
Ending balance	(29,385)		(13,548)		(8,982)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(16,798)		(10,737)		(5,717)
Additions/Amortization	18,297		6,061		5,020
Disposals, Cost (Depreciation and impairment)	0		0		0
Exchange difference	0		0		0
Ending balance	(35,095)		(16,798)		(10,737)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,250		1,755		680
Additions/Amortization	2,460		1,495		1,075
Provision for impairment	0
Disposals, Cost (Depreciation and impairment)	0		0		0
Exchange difference	0		0		0
Ending balance	5,710		3,250		1,755
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(11,764)		(7,714)		(7,372)
Ending balance	(8,599)		(11,764)		(7,714)
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(29,391)		(20,818)		(19,104)
Additions/Amortization	1,450		8,579		3,752
Disposals, Cost (Depreciation and impairment)	0		(14)		(2,045)
Exchange difference	167		8		7
Ending balance	(31,008)		(29,391)		(20,818)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17,627		13,104		11,732
Additions/Amortization	4,591		4,523		3,204
Provision for impairment	148
Disposals, Cost (Depreciation and impairment)	0		8		1,838
Exchange difference	43		8		6
Ending balance	$ 22,409		$ 17,627		$ 13,104

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2